WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.3%
	ARGENTINA — 2.3%
115,781	Globant S.A.*	$23,376,184
	BRAZIL — 10.8%
1,385,600	Equatorial Energia S.A.	8,992,559
3,839,600	GPS Participacoes e Empreendimentos S.A.	15,862,446
1,831,979	Localiza Rent a Car S.A.	19,973,005
3,866,347	NU Holdings Ltd. - Class A*	46,125,520
1,772,800	Porto Seguro S.A.	11,056,583
1,508,100	TOTVS S.A.	8,533,692
		110,543,805
	CANADA — 3.4%
774,544	Celestica, Inc.*	34,808,007
	CHINA — 12.8%
15,395,000	China Overseas Property Holdings Ltd.	8,516,827
392,806	Eastroc Beverage Group Co., Ltd. - Class A	10,235,511
57,300	Kweichow Moutai Co., Ltd. - Class A	13,490,691
8,844,500	Li Ning Co., Ltd.	23,504,274
2,279,473	Qingdao Haier Biomedical Co., Ltd. - Class A	8,928,659
5,438,740	Shenzhen H&T Intelligent Control Co., Ltd. - Class A	9,338,604
3,722,820	Shenzhou International Group Holdings Ltd.	35,245,239
9,066,000	TravelSky Technology, Ltd. - Class H	10,980,807
508,977	ZTO Express Cayman, Inc. - ADR	10,657,978
		130,898,590
	HONG KONG — 4.9%
3,202,646	AIA Group Ltd.	21,502,644
405,717	Hong Kong Exchanges & Clearing Ltd.	11,808,294
1,227,385	Techtronic Industries Co., Ltd.	16,638,203
		49,949,141
	INDIA — 12.6%
7,432,806	Bharat Electronics Ltd.	17,957,620
452,977	Divi's Laboratories Ltd.	18,712,169
2,508,187	ICICI Bank Ltd.	32,879,120
1,326,403	Intellect Design Arena Ltd.	17,443,108
1,163,724	Kotak Mahindra Bank Ltd.	24,913,272
7,798,173	Zomato Ltd.	17,026,436
		128,931,725
	INDONESIA — 4.4%
42,146,975	Bank Central Asia Tbk P.T.	26,782,136

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
39,224,800	Bank Mandiri Persero Tbk P.T.	$17,936,285
		44,718,421
	KAZAKSTAN — 1.3%
106,162	Kaspi.KZ JSC - ADR	13,656,680
	MEXICO — 5.2%
891,442	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	14,317,659
2,057,000	Qualitas Controladora S.A.B. de C.V.	23,936,158
3,688,289	Wal-Mart de Mexico S.A.B. de C.V.	14,864,529
		53,118,346
	PERU — 2.4%
148,306	Credicorp Ltd.	25,127,486
	POLAND — 2.1%
122,136	Dino Polska S.A.*	11,854,925
649,501	InPost S.A.*	10,009,841
		21,864,766
	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC[1]	—
	SAUDI ARABIA — 2.3%
336,058	Bupa Arabia for Cooperative Insurance Co.	23,637,408
	SINGAPORE — 1.8%
6,009,790	Grab Holdings Ltd. - Class A*	18,870,741
	SOUTH AFRICA — 5.7%
171,912	Capitec Bank Holdings Ltd.	19,022,780
219,829	Naspers Ltd. - N Shares	38,969,739
		57,992,519
	SOUTH KOREA — 7.5%
920,336	Coupang, Inc.*	16,372,777
999,483	Samsung Electronics Co., Ltd.	59,987,541
		76,360,318
	TAIWAN — 14.2%
389,629	Airtac International Group	13,513,778
770,000	Jentech Precision Industrial Co., Ltd.	21,726,061

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
4,583,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$110,123,174
		145,363,013
	THAILAND — 1.9%
101,318	Fabrinet*	19,151,128
	UNITED KINGDOM — 0.8%
309,728	Wizz Air Holdings PLC*	8,389,200
	UNITED STATES — 2.9%
108,047	EPAM Systems, Inc.*	29,838,260
	TOTAL COMMON STOCKS
	(Cost $958,990,166)	1,016,595,738

Principal Amount
	BANK DEPOSIT INVESTMENTS — 1.3%
$12,978,690	UMB Bank, Money Market Special II, 5.18%[2]	12,978,690
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $12,978,690)	12,978,690
	TOTAL INVESTMENTS — 100.6%
	(Cost $971,968,856)	1,029,574,428
	Liabilities in Excess of Other Assets — (0.6)%	(6,098,349)
	TOTAL NET ASSETS — 100.0%	$1,023,476,079

ADR – American Depository Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.